11. WARRANTS (Details 1) (USD $)	Dec. 31, 2013
Options Outstanding	1,000,000
Number Vested	22,124,997
Exercise Price	$ 0.20
Warrant One [Member]
Options Outstanding	7,020,710
Number Vested	7,020,710
Exercise Price	$ 0.20
Expiry	2014
Warrant Two [Member]
Options Outstanding	2,950,000
Number Vested	2,950,000
Exercise Price	$ 0.53
Expiry	2015
Warrant Three [Member]
Options Outstanding	2,547,620
Number Vested	2,547,620
Exercise Price	$ 0.19
Expiry	2016
Warrant Four [Member]
Options Outstanding	2,106,668
Number Vested	2,106,668
Exercise Price	$ 0.07
Expiry	2017
Warrant Five [Member]
Options Outstanding	10,022,296
Number Vested
Exercise Price	$ 0.14
Expiry	2018
Warrant Six [Member]
Options Outstanding	7,500,000
Number Vested	7,500,000
Exercise Price	$ 0.20
Expiry	2022
Warrant Seven [Member]
Options Outstanding	3,750,000
Number Vested
Exercise Price	$ 0.20
Expiry	2023